FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06198
                                   ---------

                       TEMPLETON CAPITAL ACCUMULATOR FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 11/30/04
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.



TEMPLETON CAPITAL ACCUMULATOR FUND

QUARTERLY STATEMENT OF INVESTMENTS
NOVEMBER 30, 2004

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..................................................   2

Notes to Statement of Investments .........................................   7

                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                    Franklin  o  TEMPLETON  o  Mutual Series


                                          Quarterly Statement of Investments | 1

TEMPLETON CAPITAL ACCUMULATOR FUND

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                         INDUSTRY                         SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 91.5%
   AUSTRALIA 3.2%
   Alumina Ltd. ....................................                  Metals & Mining                   1,054,060       $  4,715,679
   AMP Ltd. ........................................                     Insurance                      1,126,860          5,980,112
   National Australia Bank Ltd. ....................                  Commercial Banks                    362,220          7,839,909
   Qantas Airways Ltd. .............................                      Airlines                      1,276,080          3,523,805
                                                                                                                        ------------
                                                                                                                          22,059,505
                                                                                                                        ------------
   BERMUDA 1.3%
   ACE Ltd. ........................................                     Insurance                        137,470          5,556,537
   XL Capital Ltd., A ..............................                     Insurance                         50,300          3,790,608
                                                                                                                        ------------
                                                                                                                           9,347,145
                                                                                                                        ------------
   BRAZIL .5%
   Embraer-Empresa Brasileira de
    Aeronautica SA, ADR ............................                Aerospace & Defense                   125,985          3,523,800
                                                                                                                        ------------
   CANADA 3.5%
   Alcan Inc. ......................................                  Metals & Mining                     134,700          6,869,700
   BCE Inc. ........................................       Diversified Telecommunication Services         325,460          7,913,629
(a)Celestica Inc. ..................................         Electronic Equipment & Instruments           204,530          3,111,477
   Husky Energy Inc. ...............................                     Oil & Gas                        205,420          5,998,991
                                                                                                                        ------------
                                                                                                                          23,893,797
                                                                                                                        ------------
   CHINA 1.0%
(a)BYD Co. Ltd., H .................................                Electrical Equipment                  923,000          2,623,339
   China Mobile (Hong Kong) Ltd., fgn. .............        Wireless Telecommunication Services         1,230,500          4,027,448
                                                                                                                        ------------
                                                                                                                           6,650,787
                                                                                                                        ------------
   DENMARK .3%
(a)Vestas Wind Systems AS ..........................                Electrical Equipment                  124,170          1,438,490
(a)Vestas Wind Systems AS, 144A ....................                Electrical Equipment                   41,390            479,496
                                                                                                                        ------------
                                                                                                                           1,917,986
                                                                                                                        ------------
   FINLAND .8%
   Stora Enso OYJ, R (EUR/FIM Traded) ..............              Paper & Forest Products                 203,900          3,258,682
   Stora Enso OYJ, R (SEK Traded) ..................              Paper & Forest Products                 145,997          2,335,865
                                                                                                                        ------------
                                                                                                                           5,594,547
                                                                                                                        ------------
   FRANCE 5.2%
   Accor SA ........................................            Hotels Restaurants & Leisure               61,110          2,603,847
   AXA SA ..........................................                     Insurance                        210,901          4,938,832
   Michelin SA, B ..................................                  Auto Components                     137,430          7,941,650
   Sanofi-Aventis (Frankfurt Listed) ...............                  Pharmaceuticals                     130,141          9,798,367
   Suez SA .........................................        Multi-Utilities & Unregulated Power           201,170          4,729,669
   Total SA, B .....................................                     Oil & Gas                         26,062          5,704,808
                                                                                                                        ------------
                                                                                                                          35,717,173
                                                                                                                        ------------
   GERMANY 6.2%
   BASF AG .........................................                     Chemicals                         80,690          5,447,824
   Bayer AG, Br. ...................................                     Chemicals                        111,770          3,545,825
   Celesio AG ......................................          Health Care Providers & Services            105,466          8,073,738


2 | Quarterly Statement of Investments

TEMPLETON CAPITAL ACCUMULATOR FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                         INDUSTRY                         SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   GERMANY (CONT.)
   Deutsche Post AG ..................................              Air Freight & Logistics               335,080       $  7,080,849
   E.ON AG ...........................................                 Electric Utilities                 134,070         11,305,842
   Muenchener
    Rueckversicherungs-Gesellschaft ..................                     Insurance                       18,960          2,153,228
   Muenchener
    Rueckversicherungs-Gesellschaft, 144A ............                     Insurance                        5,417            615,192
   Volkswagen AG .....................................                    Automobiles                     107,970          4,857,373
                                                                                                                        ------------
                                                                                                                          43,079,871
                                                                                                                        ------------
   HONG KONG 1.2%
   Cheung Kong Holdings Ltd. .........................                    Real Estate                     436,000          4,205,409
   Hutchison Whampoa Ltd. ............................              Industrial Conglomerates              247,650          2,213,521
   Swire Pacific Ltd., A .............................              Industrial Conglomerates              190,000          1,527,194
   Swire Pacific Ltd., B .............................              Industrial Conglomerates              112,500            154,809
                                                                                                                        ------------
                                                                                                                           8,100,933
                                                                                                                        ------------
   INDIA 1.4%
   ICICI Bank Ltd. ...................................                  Commercial Banks                  325,519          2,488,574
   ICICI Bank Ltd., ADR ..............................                  Commercial Banks                   80,185          1,485,828
   Satyam Computers Services Ltd. ....................                    IT Services                     394,520          3,840,586
   Satyam Computers Services Ltd., ADR ...............                    IT Services                      71,700          1,898,616
                                                                                                                        ------------
                                                                                                                           9,713,604
                                                                                                                        ------------
   ISRAEL .8%
(a)Check Point Software Technologies Ltd. ............                      Software                      234,490          5,566,793
                                                                                                                        ------------
   ITALY 1.8%
   Eni SpA ...........................................                     Oil & Gas                      339,760          8,340,245
   Riunione Adriatica di Sicurta SpA .................                     Insurance                      177,381          3,842,681
                                                                                                                        ------------
                                                                                                                          12,182,926
                                                                                                                        ------------
   JAPAN 6.9%
   East Japan Railway Co. ............................                    Road & Rail                         581          3,193,610
   Hitachi Ltd. ......................................         Electronic Equipment & Instruments         955,000          6,186,122
   Komatsu Ltd. ......................................                     Machinery                      771,000          5,248,820
   NEC Corp. .........................................              Computers & Peripherals               447,000          2,470,069
   Nintendo Co. Ltd. .................................                      Software                       32,000          3,847,334
   Nippon Telegraph & Telephone Corp. ................       Diversified Telecommunication Services         1,118          5,016,180
   Nomura Holdings Inc. ..............................                  Capital Markets                   206,000          2,894,843
   Seiko Epson Corp. .................................              Computers & Peripherals               117,500          4,804,069
   Sompo Japan Insurance Inc. ........................                     Insurance                      682,000          6,530,562
   Sony Corp. ........................................                 Household Durables                 109,900          4,002,379
   Takeda Pharmaceutical Co. Ltd. ....................                  Pharmaceuticals                    73,400          3,606,915
                                                                                                                        ------------
                                                                                                                          47,800,903
                                                                                                                        ------------
   MEXICO .8%
   Telefonos de Mexico SA de CV
    (Telmex), L, ADR .................................       Diversified Telecommunication Services       151,360          5,299,114
                                                                                                                        ------------


                                          Quarterly Statement of Investments | 3

TEMPLETON CAPITAL ACCUMULATOR FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                         INDUSTRY                         SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   NETHERLANDS 3.4%
   IHC Caland NV ...................................             Energy Equipment & Services               80,950       $  4,952,192
   ING Groep NV ....................................                   Capital Markets                    271,600          7,472,050
   Koninklijke Philips Electronics NV ..............                  Household Durables                  317,267          8,180,245
   Wolters Kluwer NV ...............................                        Media                         150,890          2,895,792
                                                                                                                        ------------
                                                                                                                          23,500,279
                                                                                                                        ------------
   NORWAY 1.5%
   Norsk Hydro ASA .................................                      Oil & Gas                        89,890          7,350,133
   Norske Skogindustrier ASA, A ....................               Paper & Forest Products                145,300          3,079,795
                                                                                                                        ------------
                                                                                                                          10,429,928
                                                                                                                        ------------
   PORTUGAL .9%
   Portugal Telecom SGPS SA ........................        Diversified Telecommunication Services        553,710          6,549,559
                                                                                                                        ------------
   SINGAPORE .7%
   DBS Group Holdings Ltd. .........................                   Commercial Banks                   484,900          4,678,301
                                                                                                                        ------------
   SOUTH KOREA 4.3%
(a)Kookmin Bank ....................................                   Commercial Banks                   110,304          4,197,548
   Korea Electric Power Corp. ......................                  Electric Utilities                  101,110          2,526,545
   KT Corp., ADR ...................................        Diversified Telecommunication Services        140,600          3,043,990
   LG Electronics Inc. .............................                  Household Durables                  104,610          6,315,511
   Samsung Electronics Co. Ltd. ....................       Semiconductors & Semiconductor Equipment        32,810         13,596,514
                                                                                                                        ------------
                                                                                                                          29,680,108
                                                                                                                        ------------
   SPAIN 4.6%
   Banco Santander Central Hispano SA ..............                   Commercial Banks                   685,240          8,232,861
   Endesa SA .......................................                  Electric Utilities                   82,930          1,785,527
   Iberdrola SA, Br. ...............................                  Electric Utilities                  225,770          5,305,034
   Repsol YPF SA ...................................                      Oil & Gas                       191,120          4,658,490
   Telefonica SA ...................................        Diversified Telecommunication Services        656,090         11,527,484
                                                                                                                        ------------
                                                                                                                          31,509,396
                                                                                                                        ------------
   SWEDEN 5.3%
   Atlas Copco AB, A ...............................                      Machinery                       169,810          7,480,839
   Electrolux AB, B ................................                  Household Durables                  208,170          4,585,379
   Foreningssparbanken AB, A .......................                   Commercial Banks                   159,350          3,925,052
   Nordea Bank AB, FDR .............................                   Commercial Banks                   684,060          6,686,772
   Securitas AB, B .................................            Commercial Services & Supplies            379,700          6,018,463
   Volvo AB, B .....................................                      Machinery                       198,470          8,108,352
                                                                                                                        ------------
                                                                                                                          36,804,857
                                                                                                                        ------------
   SWITZERLAND 3.2%
   Adecco SA .......................................            Commercial Services & Supplies             81,100          4,040,595
   Lonza Group AG ..................................                      Chemicals                        70,850          3,828,218
   Nestle SA .......................................                    Food Products                      31,090          7,976,690
   Swiss Reinsurance Co. ...........................                      Insurance                        88,990          5,944,115
                                                                                                                        ------------
                                                                                                                          21,789,618
                                                                                                                        ------------


4 | Quarterly Statement of Investments

TEMPLETON CAPITAL ACCUMULATOR FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                         INDUSTRY                         SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   TAIWAN .9%
   Chunghwa Telecom Co. Ltd., ADR ..............        Diversified Telecommunication Services           152,310        $  3,175,663
   Compal Electronics Inc., 144A ...............               Computers & Peripherals                   502,460           2,301,267
   Compal Electronics Inc., GDR, Reg S .........               Computers & Peripherals                   132,000             604,560
                                                                                                                        ------------
                                                                                                                           6,081,490
                                                                                                                        ------------
   UNITED KINGDOM 18.5%
   Alliance Unichem ............................           Health Care Providers & Services              333,080           4,575,030
   Amvescap PLC ................................                   Capital Markets                       777,152           4,761,997
   BAE Systems PLC .............................                 Aerospace & Defense                   1,017,850           4,768,802
   BHP Billiton PLC ............................                   Metals & Mining                     1,020,284          11,928,587
   BP PLC ......................................                      Oil & Gas                          586,250           5,980,543
   Brambles Industries PLC .....................            Commercial Services & Supplies               878,378           4,379,640
(a)British Airways PLC .........................                       Airlines                          835,990           3,545,443
   British Sky Broadcasting Group PLC ..........                        Media                            640,000           6,819,241
   Cadbury Schweppes PLC .......................                    Food Products                        574,410           5,124,546
   Compass Group PLC ...........................             Hotels Restaurants & Leisure              1,299,250           5,690,083
   GlaxoSmithKline PLC .........................                   Pharmaceuticals                       358,150           7,533,014
   Hanson PLC ..................................                Construction Materials                   495,621           3,967,165
   Kidde PLC ...................................                 Electrical Equipment                  1,340,880           3,893,588
   National Grid Transco PLC ...................         Multi-Utilities & Unregulated Power             562,790           5,144,519
   Pearson PLC .................................                        Media                            472,140           5,538,035
(a)Rolls-Royce Group PLC .......................                 Aerospace & Defense                   1,117,630           5,620,603
(a)Rolls-Royce Group PLC, B ....................                 Aerospace & Defense                  35,540,634              72,173
   Shell Transport & Trading Co. PLC, ADR ......                      Oil & Gas                          242,900          12,295,598
   Shire Pharmaceuticals Group PLC .............                   Pharmaceuticals                       373,550           3,742,922
   Smiths Group PLC ............................               Industrial Conglomerates                  253,380           3,705,391
   Standard Chartered PLC ......................                   Commercial Banks                      185,080           3,541,008
   Unilever PLC ................................                    Food Products                        631,940           5,782,663
   Vodafone Group PLC ..........................         Wireless Telecommunication Services           3,346,670           9,078,576
                                                                                                                        ------------
                                                                                                                         127,489,167
                                                                                                                        ------------
   UNITED STATES 13.3%
   Abbott Laboratories .........................                   Pharmaceuticals                       167,650           7,034,594
   American International Group Inc. ...........                      Insurance                           72,920           4,619,482
   AmerisourceBergen Corp. .....................           Health Care Providers & Services               78,610           4,633,273
(a)AMR Corp. ...................................                       Airlines                          424,060           3,829,262
(a)BMC Software Inc. ...........................                       Software                          165,810           3,080,750
   Bristol-Myers Squibb Co. ....................                   Pharmaceuticals                       143,620           3,375,070
   CIGNA Corp. .................................           Health Care Providers & Services               53,200           3,725,064
(a)DIRECTV Group Inc. ..........................                        Media                            390,840           6,249,532
   Electronic Data Systems Corp. ...............                     IT Services                           2,240              50,288
(a)Hospira Inc. ................................           Health Care Equipment & Supplies               16,765             540,336
   International Paper Co. .....................               Paper & Forest Products                   121,830           5,058,382
   Kraft Foods Inc., A .........................                    Food Products                        122,940           4,204,548
(a)Maxtor Corp. ................................               Computers & Peripherals                   261,960           1,000,687
   Mylan Laboratories Inc. .....................                   Pharmaceuticals                       377,220           6,850,315
(a)News Corp. Ltd., A ..........................                        Media                            255,030           4,511,481
   Officemax Inc. ..............................                   Specialty Retail                      120,710           3,653,892


                                          Quarterly Statement of Investments | 5

TEMPLETON CAPITAL ACCUMULATOR FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                         INDUSTRY                         SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   UNITED STATES (CONT.)
   Pfizer Inc. .......................................                 Pharmaceuticals                     141,342      $  3,925,067
   SBC Communications Inc. ...........................      Diversified Telecommunication Services         229,350         5,772,739
(a)Synopsys Inc. .....................................                     Software                        103,940         1,832,462
   Target Corp. ......................................                 Multiline Retail                    118,990         6,094,668
(a)Tenet Healthcare Corp. ............................         Health Care Providers & Services            604,970         6,563,924
(a)Western Digital Corp. .............................             Computers & Peripherals                 226,410         2,212,026
   Willis Group Holdings Ltd. ........................                    Insurance                         75,990         2,876,221
                                                                                                                        ------------
                                                                                                                          91,694,063
                                                                                                                        ------------
   TOTAL COMMON STOCKS (COST $461,413,021) ...........                                                                   630,655,650
                                                                                                                        ------------
   SHORT TERM INVESTMENTS (COST $58,326,413) 8.5%
   MONEY FUND
(b)Franklin Institutional Fiduciary Trust
     Money Market Portfolio ..........................                                                  58,326,413        58,326,413
                                                                                                                        ------------
   TOTAL INVESTMENTS (COST $519,739,434) 100.0% ......                                                                   688,982,063
   OTHER ASSETS, LESS LIABILITIES ....................                                                                       152,650
                                                                                                                        ------------
   NET ASSETS 100.0% .................................                                                                  $689,134,713
                                                                                                                        ============

CURRENCY ABBREVIATIONS: | EUR - Euro | FIM - Finnish Markka
                        | SEK - Swedish Krona

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.


6 | See Notes to Statement of Investments. | Quarterly Statement of Investments

TEMPLETON CAPITAL ACCUMULATOR FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Capital Accumulator Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.

1. INCOME TAXES

At November 30, 2004 the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments ..........................................    $ 519,739,434
                                                                  -------------
Unrealized appreciation ......................................    $ 186,316,958
Unrealized depreciation ......................................      (17,074,329)
                                                                  -------------
Net unrealized appreciation (depreciation) ...................    $ 169,242,629
                                                                  =============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 7

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON CAPITAL ACCUMULATOR FUND

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 20, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 20, 2005



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date  January 20, 2005